Commitments and Contingencies (Detail) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) Contract	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($)
Commitments and Contingencies [Line Items]
Current liabilities	$ 1,967		$ 2,684	$ 2,465
Guarantees for debt and other obligations of third parties [member]
Commitments and Contingencies [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 5		$ 5
Guarantor obligations, term	Six years		seven years
Number of letters of credit pledged as collateral	1		1
Letters of credit outstanding, amount	$ 5		$ 25
Management contract performance guarantees [member]
Commitments and Contingencies [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 70		$ 69
Guarantor obligations, term	2019 to 2030		2019 to 2030
Number of contracts with performance guarantees | Contract	7		7
Current liabilities	$ 12		$ 11	8
Non-current liabilities	$ 15		17	25
Number of contracts with performance guarantees with recorded liabilities | Contract	2
Loan commitment [member]
Commitments and Contingencies [Line Items]
Long-term purchase commitment, amount	$ 60		60
Commitment payments year to date	8	$ 8	34	$ 17
2017 fund commitment			$ 9
Other commitments, future minimum payments, remainder of fiscal year	$ 1